Label	Element	Value
(Wells Fargo Income Plus Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfipf-20200817_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Income Plus Fund (the "Fund")
Effective immediately, the Fund has replaced its performance benchmarks, the Bloomberg Barclays U.S. Universal Bond Index and the ICE BofA 3-Month LIBOR Constant Maturity Index, with the Bloomberg Barclays U.S. Aggregate Bond Index.